General and Administrative (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses

For the years ended December 31,	2024	2023
Salaries and Benefits	269	249
Administrative and Other	399	342
Stock-Based Compensation Expense (Recovery) (Note 29)	126	97
	794	688